Quantitative and qualitative disclosure about market risk	12 Months Ended
Dec. 31, 2024
Quantitative and qualitative disclosure about market risk
Quantitative and qualitative disclosure about market risk

Note 19 - Quantitative and qualitative disclosure about market risk

Concentration of credit risk

●	Credit risk on loan receivables

Credit risk is one of the most significant risks for the Company’s business and arise principally in lending activities.

Credit risk on loan receivables is controlled by the application of credit approvals, limits and monitoring procedures. To minimize credit risk, the Company requires collateral primarily in the form of rights to property.

The provision for loan losses is maintained at a level considered adequate to provide for losses that can be reasonably anticipated. Management performs a quarterly evaluation of the adequacy of the provision. The provision is based on the Company’s past loan loss history, known and inherent risks of the borrower, adverse situations that may affect the borrower’s ability to repay, the estimated value of any underlying collateral, current economic conditions and other relevant factors. This evaluation is inherently subjective as it requires material estimates that may be susceptible to significant revision as more information becomes available.

The Company originates loans to customers located primarily in Hong Kong. This geographic concentration of credit exposes the Company to a higher degree of risk associated with this economic region. Prior to January 1, 2020, the Company mainly reflects the “probability of default” by the customer on its contractual obligations and considers the current financial position of the customer and the exposures to the customer and its likely future development. For individual customers, the Company uses standard approval procedures to manage credit risk for personal loans.

The Company adopted Accounting Standard Update (ASU) 2016-13, Financial Instruments-Credit Losses (codified as Accounting Standard Codification Topic 326), since January 1, 2020, which requires measurement and recognition of current expected credit losses for financial instruments held at amortized cost. The Company’s loan receivables and interest receivables are within the scope of ASC Topic 326.

The provision for loan losses of $3.47 million, and reversal of provision for loan losses of $0.05 million and $0.97 million was recognized for the years ended December 31, 2024, 2023 and 2022, respectively.

The Company’s trade receivables, loan receivables, interest receivables, other receivables and prepayments and deposit for acquisition of a subsidiary are within the scope of ASC Topic 326.

To estimate expected credit losses as of December 31, 2024, the Company has conducted an assessment of expected credit loss of loan and interest receivables (“Financial Assets”) held by the Company and together with its subsidiaries. The Financial Assets are outstanding loan receivables, net of provision for loan losses, from the money lending business in a total amount of $13.59 million (“Principal”) and $0.16 million (“Interest”) respectively.

Movement of the provision for loan losses and interest receivables are as follows:

(In thousands of U.S. dollars)

	For the years ended December 31,
	2024	2023
Balance as of January 1	$2,023	$2,072
Provisions for doubtful accounts
Personal loans	371	51
Corporate loans	3,144	236
Write offs	—	—
Recoveries of amounts previously charged off	(47)	(336)
Balance as of December 31	5,491	2,023

As of December 31, 2024, the loan receivables due from 2 customers accounted for 11% and 31% of total loan receivables. As of December 31, 2024, no other customer accounted for more than 10% of total loan balance.

As of December 31, 2023, the loan receivables due from 2 customers accounted for 17% and 21% of total loan receivables. As of December 31, 2023, no other customer accounted for more than 10% of total loan balance.

Movement of the provision for other receivables and prepayments are as follows:

(In thousands of U.S. dollars)

	For the years ended December 31,
	2024	2023
Balance as of January 1	$8	$135
Provisions for doubtful accounts	10	8
Write offs	—	—
Recoveries of amounts previously charged off	(8)	(135)
Changes due to foreign exchange	—	—
Balance as of December 31	10	8

●	Credit risk on trade receivables

Movement of the provision for trade receivables is as follows:

(In thousands of U.S. dollars)

	For the years ended December 31,
	2024	2023
Balance as of January 1	$—	$—
Provisions for doubtful accounts	243	—
Write offs	—	—
Recoveries of amounts previously charged off	—	—
Changes due to foreign exchange	—	—
Balance as of December 31	243	—

As of December 31, 2024, the trade receivables due from 4 customers accounted for 13%, 17%, 20% and 41% of total trade receivables. As of December 31, 2024, no other customer accounted for more than 10% of total trade receivables.

Concentration of customer

Revenue from 1 major customer accounted for 30% of the Company’s total revenues, for the year ended December 31, 2024. No other single customer accounted for more than 10% of the Company’s total revenues, for the year ended December 31, 2024.

Revenue from 2 major customers accounted for 23% and 11% of the Company’s total revenues, for the year ended December 31, 2023. No other single customer accounted for more than 10% of the Company’s total revenues, for the year ended December 31, 2023.

Concentration of geographic area

The Company does not allocate its assets located and expenses incurred outside Hong Kong to its reportable segments because these assets and activities are managed at a corporate level (Note 16).

Geographic area data is based on product shipment destination. In accordance with the enterprise-wide disclosure requirements of the accounting standard, the Company’s net revenue from external customers by geographic areas is as follows:

(In thousands of U.S. dollars)

	For the year ended December 31,
	2024	2023	2022
Hong Kong	10,047	3,442	3,595
Australia	—	127	278
PRC	26	—	—
Total	$10,073	$3,569	$3,873

Concentration of supplier

For the year ended December 31, 2024, there were no suppliers accounted for more than 10% of the Company’s total cost of revenues, for the year ended December 31, 2024.

Cost from 1 major supplier accounted for 15% of the Company’s total cost of revenues, for the year ended December 31, 2023. No other single supplier accounted for more than 10% of the Company’s total cost of revenues, for the year ended December 31, 2023.

Concentration of deposit institution of cash and bank deposit

As of December 31, 2024 and 2023, majority of the Company’s cash is deposited in banks located in Hong Kong. In Hong Kong, Deposit Protection Scheme is in place which protects eligible deposits held with banks in Hong Kong. Hong Kong Deposit Protection Board will compensate up to a limit of HKD800,000 to each depositor if the bank which hold eligible deposits fails.

As of December 31, 2024, the Company had $5.17 million cash and bank deposits. The Company held seven bank accounts with total amount of $1.23 million cash deposited in Alpen Baruch Bank Limited which is an international bank situated in Vanuatu. There is no Deposit Protection Scheme in place which protects eligible deposits held with banks in Vanuatu.

Eligible deposits include all types of ordinary deposits such as current accounts, savings accounts, secured deposits and time deposits with a maturity not exceeding five years. Eligible deposits are protected regardless of the currency in which the deposits are denominated.

Foreign currency risk

Certain transactions of the Company are denominated in HKD, RMB and AUD which is different from the functional currency of the Company, and therefore the Company is exposed to foreign currency risk. As the HKD is currently pegged to the USD, and the transactions of the Company denominated in RMB and AUD are immaterial, management considers that there is no significant foreign currency risk arising from the Company’s monetary assets denominated in USD.

The Company currently does not have a foreign currency hedging policy. However, the management monitors foreign exchange exposure and will consider hedging significant foreign exchange exposure should the need arise.